Intangible assets and goodwill - Summary of Intangible Assets, Goodwill And Trademarks (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Intangible Assets [Abstract]
Intangible assets	$ 1,368,259	$ 1,344,772
Goodwill and trademarks	50,448	48,767		$ 55,929
Total intangible assets, goodwill and trademarks	$ 1,418,707	$ 1,393,539	[1]

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.